Capital Stock (Details Narrative) (10-K) - USD ($)								1 Months Ended											3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2019	Apr. 17, 2019	Oct. 31, 2020	Jun. 30, 2020	May 31, 2020	Jan. 31, 2020	Apr. 30, 2019	Jan. 31, 2019	Aug. 31, 2018	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	May 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Capital Stock [Line Items]
Class A common stock, shares authorized		100,000,000																	100,000,000			100,000,000		100,000,000	100,000,000
Class A common stock, par value		$ 0.01																	$ 0.01			$ 0.01		$ 0.01	$ 0.01
Class A common stock, shares outstanding		7,429,621																	7,399,557			7,399,557		7,604,777	7,429,621
Series A convertible preferred stock, shares authorized																1,000,000
Series A convertible preferred stock, par value																$ 0.01
Preferred stock description																Each share of Series A convertible preferred stock is entitled to 100 votes per share and is convertible into one share of the Company's common stock at a conversion price of $0.75 per share of common stock
Stock based compensation																						$ 16,058	$ 56,779	$ 81,745	$ 312,600
Number of shares issued for services, value														$ 7,000	$ 12,250							16,058	56,779	81,745	322,602
Number of shares issued for services														1,500	3,500
Subscription amount		$ 3,024,822																	$ 3,044,330			3,044,330		3,041,210	3,024,822
Debt conversion description							The Company's common stock on the Nasdaq Stock Market, NYSE or NYSE MKT within 12 months after the final closing of the Offering, each share of Series B convertible preferred stock will automatically convert into the securities issued by the Company in the Qualified Public Offering (the "Conversion Securities") at a conversion price equal to the lesser of: (a) $1.40 per share, and (b) the greater of: (i) 70% of the public offering price of the Conversion Securities, and (ii) $0.28 per share (the "Conversion Price"), subject to adjustment. The Conversion Price is subject to adjustment for stock splits, stock dividends, or the reclassification of the common stock. In the event that the Company does not complete a Qualified Public Offering within 12 months after the final closing of the Offering or does not file with the SEC the audited financial statements and other financial information required to be filed in connection with the Company's acquisition of the Fat Patty's restaurant concept on August 30, 2018 or in connection with the Company's proposed acquisition of the Tilted Kilt within four months after the final closing of the Offering, the Company will be required to repurchase all Shares issued in the Offering for a purchase price of $1.75 per share.
Common Stock [Member]
Capital Stock [Line Items]
Stock based compensation																			0	$ 22,874		16,058	56,779	81,745	312,600
Membership Interest Purchase Agreement [Member]
Capital Stock [Line Items]
Subscription amount				$ 500,000	$ 500,000	$ 500,000						$ 500,000
Crescendo Communications, LLC [Member]
Capital Stock [Line Items]
Stock based compensation																			$ 1,710	$ 5,085		$ 3,120	$ 6,690	$ 9,555	22,722
Number of shares issued for services, value														$ 7,000	$ 12,250
Number of shares issued for services														1,500	3,500									18,000
Maxim and Joseph Gunnar & Co., LLC [Member]
Capital Stock [Line Items]
Warrant exercisable term					5 years
Warrant exercise price per share				$ 1.70	$ 1.70	$ 1.70						$ 1.70
Debt instrument, terminate date					Apr. 30, 2019
Debt instrument, extended date					May 31, 2019
Percentage of placement fee					7.00%
Number of shares of common stock purchase percentage					7.00%
Maxim and Joseph Gunnar & Co., LLC [Member] | Maximum [Member]
Capital Stock [Line Items]
Additional offering increased in value						$ 1,000,000
Blue Victory [Member]
Capital Stock [Line Items]
Number of shares issued, values		15,000
Lets Eat Incorporated [Member]
Capital Stock [Line Items]
Stock issued during period, shares								15,156
Stock based compensation																								$ 6,062
Employee [Member]
Capital Stock [Line Items]
Stock based compensation																	$ 6,254							0	69,855
Number of restricted stock award granted	225,000
Employee [Member] | May 15, 2021 [Member]
Capital Stock [Line Items]
Number of shares issued, values																		$ 33,000
Stock issued during period, shares																		20,000
Seenu G. Kasturi [Member] | Employment Agreement [Member]
Capital Stock [Line Items]
Stock based compensation																								0	195,476
Joseph Dominiak [Member]
Capital Stock [Line Items]
Stock based compensation																								0	$ 4,739
Number of restricted stock award granted			100,000
Joseph Dominiak [Member] | Annual Installments, One [Member]
Capital Stock [Line Items]
Number of restricted stock award granted			33,333
Joseph Dominiak [Member] | Annual Installments, Two [Member]
Capital Stock [Line Items]
Number of restricted stock award granted			33,333
Joseph Dominiak [Member] | Annual Installments, Three [Member]
Capital Stock [Line Items]
Number of restricted stock award granted			33,334
Franchisees [Member]
Capital Stock [Line Items]
Debt instrument, terminate date									Jul. 01, 2019
Franchisees [Member] | Blue Victory [Member]
Capital Stock [Line Items]
Number of shares issued, values		$ 8,850
Rym Merrill [Member]
Capital Stock [Line Items]
Stock based compensation																								17,827
Number of restricted stock award granted											20,000
Yannick Bastien [Member]
Capital Stock [Line Items]
Stock based compensation																								300
Number of restricted stock award granted																					150,000
Ketan Padya [Member]
Capital Stock [Line Items]
Stock based compensation																								32,000
Number of restricted stock award granted										100,000
John Reynauld [Member]
Capital Stock [Line Items]
Stock based compensation																								$ 16,000
Number of shares issued for services								40,000
Series A Convertible Preferred Stock [Member]
Capital Stock [Line Items]
Series A convertible preferred stock, shares authorized		1,000,000																	1,000,000			1,000,000		1,000,000	1,000,000
Series A convertible preferred stock, par value		$ 0.01																	$ 0.01			$ 0.01		$ 0.01	$ 0.01
Series A convertible preferred stock, shares outstanding		449,581																	449,581			449,581		449,581	449,581
Series A Convertible Preferred Stock [Member] | Seenu G. Kasturi [Member]
Capital Stock [Line Items]
Stock issued during period, shares																								449,581
Series B Convertible Preferred Stock [Member]
Capital Stock [Line Items]
Series A convertible preferred stock, shares authorized		2,500,000																	2,500,000			2,500,000		2,500,000	2,500,000
Series A convertible preferred stock, par value		$ 0.01		1.40	$ 1.40	$ 1.40						$ 1.40							$ 0.01			$ 0.01		$ 0.01	$ 0.01
Series A convertible preferred stock, shares outstanding		0																	0			0		0	0
Warrant exercisable term												5 years
Warrant exercise price per share				$ 1.40	$ 1.40	$ 1.40						$ 1.40
Description on private placement												As revised, the Offering covers the sale of up to 1,785,715 units, each unit comprised of one share of Series B convertible preferred stock (the "Shares") and one warrant to purchase one share of common stock at a purchase price of $1.40 per unit, for an aggregate offering price of $2,500,000.
Additional offering increased in value												$ 2,500,000
Warrant description												(i) $1.70 per share, and the greater of: (ii) one hundred twenty percent (120%) of the conversion price of the Shares and $0.28 per share, subject to adjustment. The units were being offered without registration under the Securities Act solely to persons who qualify as accredited investors, as that term is defined in Rule 501 of Regulation D under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506(c) of Regulation D promulgated thereunder.
Designating shares authorized				2,500,000	2,500,000	2,500,000						2,500,000
Unissued shares of preferred stock				$ 0.01	$ 0.01	$ 0.01						$ 0.01
Debt conversion description												The greater of (i) $1.40 plus any declared and unpaid dividends thereon, and (ii) the amount per share such holder would receive if such holder converted such shares of Series B convertible preferred stock into shares of common stock at a conversion price of $1.40, subject to adjustment.
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Capital Stock [Line Items]
Number of units sold				1,785,715
Private Offering [Member]
Capital Stock [Line Items]
Warrant purchase price													$ 1.40
Warrant exercisable term													5 years
Warrant exercise price per share													$ 1.55
Description on private placement													The Company agreed to Maxim a placement fee equal to 7% of the aggregate gross proceeds raised in the Offering and warrants exercisable for a term of five years to purchase 4% of the number of shares of common stock included in the units sold in the Offering at an exercise price of $1.55 per share.
Debt instrument, terminate date													Mar. 31, 2019
Debt instrument, extended date													May 31, 2019
Subscription amount													$ 500,000
Private Offering [Member] | Maximum [Member]
Capital Stock [Line Items]
Number of private offering shares													5,000,000
Additional offering increased in value													$ 1,000,000